ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.5%

Biotechnology – 74.9%
ATAI Life Sciences NV (Germany)(a)(b)	167,831	$194,684
Bright Minds Biosciences, Inc. (Canada)(b)	182,420	218,904
Clearmind Medicine, Inc. (Canada)†(b)	170,641	208,182
Cybin, Inc. (Canada)(b)	49,084	436,357
Enveric Biosciences, Inc.(b)	367,047	173,980
GH Research PLC (Ireland)(b)	31,205	208,761
Incannex Healthcare, Inc.(a)(b)	126,990	252,710
Intra-Cellular Therapies, Inc.(b)	2,805	205,242
Mind Medicine MindMed, Inc.(b)	109,166	621,154
NRX Pharmaceuticals, Inc.(b)	130,085	219,844
PsyBio Therapeutics Corp.(b)	2,994,817	3
Psyence Biomedical Ltd. (Canada)†(b)	1,232,376	123,238
Sage Therapeutics, Inc.(b)	23,330	168,443
Seelos Therapeutics, Inc.(b)	18,113	68,014
Vistagen Therapeutics, Inc.(b)	67,780	204,018
Total Biotechnology		3,303,534

Healthcare - Services – 1.7%
Field Trip Health & Wellness Ltd. (Canada)(b)(c)	1,058,415	0
Greenbrook TMS, Inc. (Canada)(b)	1,145,349	9,163
Lucy Scientific Discovery, Inc. (Canada)†(b)	128,160	1,282
Numinus Wellness, Inc. (Canada)(b)	2,673,274	63,089
Total Healthcare - Services		73,534

Pharmaceuticals – 18.9%
Alkermes PLC(b)	8,290	232,037
Compass Pathways PLC (United Kingdom)(a)(b)(d)	43,882	276,456
FSD Pharma, Inc. (Canada)(b)(c)	263,236	0
Quantum BioPharma Ltd. (Canada)(b)	26,233	104,932
Relmada Therapeutics, Inc.(b)	68,528	222,031
Total Pharmaceuticals		835,456

Total Common Stocks (Cost $9,940,342)		4,212,524

MONEY MARKET FUNDS – 13.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(e)	260,109	260,109
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(e)(f)	347,392	347,392
Total Money Market Funds (Cost $607,501)		607,501

Total Investments – 109.3% (Cost $10,547,843)		4,820,025
Liabilities in Excess of Other Assets – (9.3%)		(412,384)
Net Assets – 100.0%		$4,407,641

PLC - Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $323,723; the aggregate market value of the collateral held by the fund is $347,392.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of September 30, 2024.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$4,212,524	$–	$0	*	$4,212,524
Money Market Funds	607,501	–	–		607,501
Total	$4,820,025	$–	$0	*	$4,820,025

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	74.9%
Healthcare - Services	1.7
Pharmaceuticals	18.9
Money Market Funds	13.8
Total Investments	109.3
Liabilities in Excess of Other Assets	(9.3)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2024	Value at 9/30/2024	Dividend Income
Clearmind Medicine, Inc.	$216,117	$67,356	$–	$–	$(75,291)	170,641	$208,182	$–
Lucy Scientific Discovery, Inc.	65,862	–	–	–	(64,580)	128,160	1,282	–
Psyence Biomedical Ltd.	138,913	198,001	–	–	(213,676)	1,232,376	123,238	–
Total	$420,892	$265,357	$–	$–	$(353,547)	1,531,177	$332,702	$–